System Fund and reimbursables - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loyalty programme revenues, net of the cost of point redemptions
System Fund And Reimbursables [Line Items]
Total revenue	$ 355	$ 355	$ 379
Marketing, reservation and other hotel fees
System Fund And Reimbursables [Line Items]
Total revenue	$ 1,362	$ 1,256	$ 1,185